Stock-Based Compensation (Summary of Restricted Stock Transactions under Option Plans) (Details) (Restricted Stock [Member], USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Restricted Stock [Member]
Shares
Restricted stock outstanding and unvested	290,700	40,600	833
Restricted stock granted	328,260	288,375	45,100
Restricted stock vested	(76,396)	(19,100)	(833)
Restricted stock forfeited	(23,167)	(19,175)	(4,500)
Restricted stock outstanding and unvested	519,397	290,700	40,600
Weighted Average Exercise Price
Restricted stock outstanding and unvested	$ 5.55	$ 12.10	$ 6.51
Restricted stock granted	$ 1.31	$ 5.24	$ 12.16
Restricted stock vested	$ 5.64	$ 11.42	$ 6.51
Restricted stock forfeited	$ 4.82	$ 8.81	$ 12.71
Restricted stock outstanding and unvested	$ 3.11	$ 5.55	$ 12.10